Organization and description of business (Additional Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Product Or Service [Line Items]
Revenues	$ 166,701	$ 313,136	$ 204,683
TCL Brand Products [Member]
Product Or Service [Line Items]
Revenues	$ 3,588